Share Capital	12 Months Ended
Oct. 31, 2011
Share Capital [Abstract]
Share Capital
16.	Share Capital

As of October 31, 2011 the authorized share capital of the Company consists of unlimited Common shares. The Common shares are voting and are entitled to dividends if and when declared by the Company's Board of Directors.

Summary of share capital
	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2008	120,137	$488,908
Other	-	(100)
Balance as of October 31, 2009	120,137	488,808
Issued	42	327
Repurchased and cancelled	(52,941)	(215,304)
Other	-	28
Balance as of October 31, 2010	67,238	273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	$254,076

In January 2011, the Company announced a re-initiation of a normal course issuer bid (NCIB), which was authorized by the Toronto Stock Exchange (TSX) to purchase for cancellation up to 5,677,108 Common shares.  During fiscal 2011, the Company repurchased and cancelled 4,860,132 common shares for a total cost of $52.4 million.

In January, June and September 2011, the Company also declared quarterly dividends at $0.10 per share, which were paid on April 1, July 5 and October 1, 2011 each in the amount of $6.4 million to the Company's shareholders of record on March 17, July 17 and September 23, 2011, respectively.